Shareholders' Capital (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Feb. 28, 2024 $ / shares	Dec. 15, 2023 $ / shares	Sep. 15, 2023 $ / shares	Jun. 23, 2023 shares	Nov. 30, 2023 $ / shares	Dec. 31, 2023 CAD ($) vote $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares	Jun. 21, 2023 shares	Dec. 31, 2021 shares
Shares repurchased and cancelled, average price (in dollars per share) | $ / shares						$ 5.48	$ 6.54
Repurchase of common shares | $						$ 221,932	$ 158,977
Dividends declared (in dollars per share) | $ / shares		$ 0.0225	$ 0.0225		$ 0.0225
Dividend Transactions
Dividends declared (in dollars per share) | $ / shares	$ 0.0225
Shareholders’ capital
Shares authorized for repurchase and cancellation (in shares)				68,400,000
Number of shares authorized for repurchase as percentage of public float (in shares)				10.00%
Number of shares outstanding						821,681,000	544,930,000	856,900,000	564,213,000
Common shares repurchased and cancelled (in shares)						40,511,000	24,318,000
Preference shares
Preferred shares without nominal or par value (in shares)						10,000,000
Issued on corporate acquisition (in shares)						0
Ordinary shares
Voting rights, votes per share | vote						1